Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Beginning of year	$ 1,063,352,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	22,151,000
Recognized in earnings	3,377,000
Provisions used during the period	(32,390,000)	$ (31,311,000)
Unwinding of discount	20,789,000
Effect of movements in exchange rates	(16,801,000)
End of period	1,060,478,000	1,063,352,000
Current	56,248,000	52,316,000
Non-current	1,004,230,000	1,011,036,000
Outstanding letters of credit facility	1,528,603,000	1,572,984,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,053,892,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	22,151,000
Recognized in earnings	2,732,000
Provisions used during the period	(31,933,000)
Unwinding of discount	20,634,000
Effect of movements in exchange rates	(16,801,000)
End of period	1,050,675,000	1,053,892,000
Current	54,806,000
Non-current	995,869,000
Estimated total future decommissioning and reclamation costs	$ 1,127,487,000	1,157,208,000
Description of period, majority of expenditures will occur	2024
Outstanding letters of credit facility	$ 994,129,000	1,050,546,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	828,781,000
Changes in estimates and discont rates [Abstract]
End of period	831,352,000	828,781,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	225,111,000
Changes in estimates and discont rates [Abstract]
End of period	219,323,000	225,111,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	9,460,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	645,000
Provisions used during the period	(457,000)
Unwinding of discount	155,000
Effect of movements in exchange rates	0
End of period	9,803,000	9,460,000
Current	1,442,000
Non-current	8,361,000
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discont rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 8,451,000	$ 9,617,000